Fair Value (Details) - Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis - USD ($)	Jun. 30, 2021		Dec. 31, 2020
Assets
Listed equity securities	$ 30,325,800	[1]	$ 17,622
Total	30,325,800
Liabilities
Derivatives			(5,653)
Warrant liabilities	(3,881,250)		(1,469,821)
Total			(1,475,474)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Listed equity securities	30,325,800	[1]	17,622
Total	30,325,800
Liabilities
Warrant liabilities	(2,645,000)		(1,000,500)
Total			(1,000,500)
Significant Observable Inputs (Level 2) [Member]
Assets
Listed equity securities		[1]
Total
Liabilities
Derivatives			(5,653)
Warrant liabilities	(1,236,250)		(469,321)
Total			(474,974)
Significant Unobservable Inputs (Level 3) [Member]
Assets
Listed equity securities		[1]
Total
Liabilities
Warrant liabilities

[1]	In February 2021, the Group entered into a framework strategic partnership agreement with Grandshores Technology Group Limited (“Grandshores”). The amount includes the fair value of 64,500,000 shares of Grandshores (“Grandshores Shares”) at a total subscription price of approximately $3.5 million (representing approximately 5.89% of the total issued share capital of Grandshores). As of June 30, 2021, the fair value of the Grandshores Shares was $2.4 million and the Group recorded unrealized trading loss of approximately $1.1 million.